UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CONNECTICUT TAX FREE RESERVES

FORM N-Q
MAY 31, 2005

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Education — 15.0%
		Connecticut State, HEFA Revenue:
$ 5,465,000	A-1+	Avon Old Farms School, Series A, LOC-Fleet National Bank, 2.910%
		due 6/2/05 (a)	$5,465,000
2,000,000	A-1+	Hartford Hospital Series B, LOC-Fleet National Bank, 2.910%
		due 6/1/05 (a)	2,000,000
4,105,000	A-1+	Marvelwood School Issue, Series A, LOC-First Union National Bank, 2.950%
		due 6/2/05 (a)	4,105,000
4,700,000	A-1+	Quinnipac Universiy, Series G, LOC-JP Morgan Chase Bank, 2.920%
		due 6/1/05 (a)	4,700,000
4,000,000	A-1+	Sacred Heart University, Series F, LOC-Fleet National Bank, 2.950%
		due 6/2/05 (a)	4,000,000
4,895,000	VMIG1(b)	Updates-Stamford Hospital, Series H, MBIA-Insured, 2.890%
		due 6/1/05 (a)	4,895,000
4,795,000	A-1+	Washington Montessori School, Series A, LOC-Wachovia Bank NA,
		2.950% due 6/2/05 (a)	4,795,000
		Yale University:
3,000,000	A-1+	Series T-2, LOC-Credit Local de France, Toronto Dominion Bank and
		Landesbank Hessen-Thuringen GZ, 2.850% due 6/2/05 (a)	3,000,000
6,000,000	A-1+	Series U, LOC-Credit Local de France, Toronto Dominion Bank and Landesbank
		Hessen-Thuringen GZ, 2.900% due 6/1/05 (a)	6,000,000
4,000,000	VMIG1(b)	University of Connecticut, Series 899, MBIA-Insured, 2.930% due 6/2/05 (a)	4,000,000
2,000,000	A-1+	University of Puerto Rico Revenue, Municipal Trust Recipients, Series
		SG-21, 2.960% due 6/2/05 (c)	2,000,000

		Total Education	44,960,000

Electric — 7.9%
		Puerto Rico, Electric Power Authority Revenue:
14,900,000	A-1+	Municipal Securities Trust Recipients, Series SGA 43, MBIA-Insured,
		2.940% due 6/1/05 (a)	14,900,000
8,900,000	A-1+	Municipal Securities Trust Recipients, Series SGA 44, LOC-Societe Generale,
		2.940% due 6/1/05 (a)	8,900,000

		Total Electric	23,800,000

General Obligation — 28.5%
		Connecticut State:
10,000,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.000% due 6/2/05 (a)	10,000,000
3,000,000	A-1+	Series A-2, SPA-Dexia Credit Local, 2.890% due 6/2/05 (a)	3,000,000
1,000,000	NR	East Lyme, CT, Refunding, FGIC-Insured, 5.000% due 7/15/05	1,003,544
5,000,000	MIG1(b)	Fairfield, CT, BAN, 3.000% due 7/28/05	5,008,525
7,000,000	NR	Farmington, CT, BAN, 3.500% due 4/14/06	7,048,525
3,000,000	SP-1+	Glastonbury, CT, BAN, 3.500% due 5/15/06	3,021,712
6,385,000	NR	Litchfield, CT, BAN, 3.500% due 2/14/06	6,437,905
13,300,000	NR	Milford, CT, BAN, 3.500% due 11/4/05	13,372,848
10,000,000	SP-1+	New Britain, CT, BAN, 4.000% due 4/6/06	10,102,915
8,000,000	A-1	Puerto Rico Commonwealth, PA-944, MBIA-Insured, SPA-Merrill Lynch
		Capital Services Inc., 1.800% due 6/2/05 (a)	8,000,000
		Puerto Rico Municipal Finance Agency:
7,455,000	VMIG1(b)	Certificates Series 225, FSA-Insured, 2.980% due 6/2/05 (a)	7,455,000
3,935,000	A-1	PA-638, FSA-Insured, 2.930% due 6/2/05 (a)	3,935,000
7,040,000	NR	Regional School District North 008, CT, BAN, 3.000% due 1/19/06	7,072,800

		Total General Obligation	85,458,774

See Notes to Schedule of Investments.

1

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Hospitals — 16.6%
		Connecticut State:
$ 7,665,000	VMIG1(b)	Development Authority Healthcare Revenue, Corporation Independent
		Living Project, LOC-Chase Manhattan Bank, 2.950% due 6/1/05 (a)	$7,665,000
		HEFA Revenue:
8,125,000	A-1+	Gaylord Hospital Issue, Series A, LOC-Bank of America NA, 2.910%
		due 6/1/05 (a)	8,125,000
7,500,000	A-1+	Health Care Capital Asset, Series A-1, LOC-Fleet National Bank,
		2.910% due 6/1/05 (a)	7,500,000
3,775,000	VMIG1(b)	Middlesex Hospital, Series K, LOC-Wachovia Bank NA, 2.950%
		due 6/2/05 (a)	3,775,000
3,675,000	A-1+	Refunding, United Methodist Home, Series A, LOC-First Union
		National, 2.950% due 6/2/05 (a)	3,675,000
10,300,000	VMIG1(b)	Summerwood University Park, Series A, LOC-Toronto-Dominion
		Bank, 2.940% due 6/1/05 (a)	10,300,000
8,900,000	VMIG1(b)	Updates-Edgehill, Series C, LOC-KBC Bank NV, 2.840%
		due 6/1/05 (a)	8,900,000

		Total Hospitals	49,940,000

Housing: Single Family — 5.7%
		Connecticut State, HFA, Housing Mortgage Finance Program:
5,600,000	A-1+	Series A-4, SPA-Depfa Bank PLC, 2.960% due 6/2/05 (a)(d)	5,600,000
1,778,000	AAA	Series D-RMKT, 3.110% due 6/1/05 (a)	1,778,000
4,750,000	A-1+	SubSeries D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		2.890% due 6/2/05 (a)	4,750,000
4,975,000	A-1+	North Canaan Housing Authority Revenue, Geer Woods Projects, LOC-First
		Union National Bank, 2.950% due 6/2/05 (a)	4,975,000

		Total Housing: Single Family	17,103,000

Industrial Development — 0.9%
2,800,000	A-1+	Connecticut State Development Authority, IDR, Northeast Foods Inc. Project,
		LOC-Bank of America, 3.050% due 6/2/05 (a)(d)	2,800,000

Miscellaneous — 3.5%
3,500,000	A-1+	Connecticut State, Special Tax Obligation Revenue, Second Lien, FSA-Insured,
		SPA-Bank of America NA, 2.950% due 6/1/05 (a)	3,500,000
7,000,000	A-1+	New Haven, CT, 2.300% due 6/9/05	7,000,000

		Total Miscellaneous	10,500,000

Transportation — 13.8%
5,000,000	A-1+	Capital City, EDA, Parking & Energy Fee Revenue, Series B, SPA-Fleet
		National Bank, 2.880% due 6/1/05 (a)	5,000,000
8,700,000	A-1	Connecticut State, Special Tax Obligation Revenue, PT-368, FGIC-Insured,
		SPA-Merrill Lynch Capital Services, 2.970% due 6/2/05 (a)	8,700,000
		MSTC:
8,500,000	A-1	Class A, Series 2001-128, FGIC-Insured, 2.970% due 6/1/05 (a)(d)	8,500,000
11,945,000	A-1	Series 2000-102 Certificate, Class A, AMBAC-Insured, 2.940%
		due 6/1/05 (a)	11,945,000
		Puerto Rico Commonwealth, Highway & Transportation Authority:
260,000	A-1	Highway Revenue, PA-548R, MBIA-IBC-Insured, 2.960% due 6/2/05 (a)	260,000
7,015,000	A-1+	Transportation Revenue, Putters-Series 246, FSA-Insured, LOC-
		JP Morgan Chase Bank, 2.980% due 6/2/05 (a)	7,015,000

		Total Transportation	41,420,000

Water & Sewer — 6.2%
5,000,000	A-1+	New Britain, CT, Revenue, AMBAC-Insured, SPA-Bank of Nova Scotia
		Trust Company, 2.980% due 6/1/05 (a)	5,000,000
7,220,000	A-1	Puerto Rico Commonwealth, Infrastructure Financing Authority,
		Series PA-498, AMBAC-Insured, 2.960% due 6/2/05 (a)	7,220,000
6,195,000	VMIG1(d)	South Central Regional Water Authority, Water System Revenue, 18TH
		Series, Series B, Insured-MBIA, SPA-JP Morgan Chase Bank, 2.950%
		due 6/1/05 (a)	6,195,000

		Total Water & Sewer	18,415,000

See Notes to Schedule of Investments.

2

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

		TOTAL INVESTEMENTS — 98.1% (Cost — $294,396,774#)	$294,396,774
		Other Assets in Excess of Liabilities — 1.9%	5,844,492

		TOTAL NET ASSETS — 100.0%	$300,241,266

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(b)	Rating by Moody's Investors Service, Inc.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC - Insured Bond Certificates
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MSTC - Municipal Securities Trust Certificates
SPA - Standby Bond Purchase Agreement

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Citi Connecticut Tax Free Reserves (the “Fund”), is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security Transactions are accounted for on a trade date basis.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 29, 2005